Digital Assets - Schedule of Bitcoin Transactions and the Corresponding Values (Details) $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Digital Assets - Schedule of Bitcoin Transactions and the Corresponding Values (Details) [Line Items]
Balance of digital assets including digital assets collateralized beginning balance, Quantity		804	405
Balance of digital assets including digital assets collateralized beginning balance, Value		$ 33,971	$ 6,705
BTC earned, Quantity	[1]	2,914	4,928
BTC earned, Value	[1]	$ 186,527	$ 141,306
BTC exchanged for cash, Quantity		(2,419)	(4,529)
BTC exchanged for cash, Value		$ (152,135)	$ (129,309)
BTC exchanged for services, Quantity		(14)
BTC exchanged for services, Value		$ (1,463)
Realized gain on disposition of digital assets, Quantity	[2]
Realized gain on disposition of digital assets, Value	[2]	$ 27,209	$ 7,713
Change in unrealized gain on revaluation of digital assets, Quantity	[2]
Change in unrealized gain on revaluation of digital assets, Value	[2]	$ 26,015	$ 7,556
Balance of digital assets including restricted digital assets and digital assets collateralized ending balance, Quantity		1,285	804
Balance of digital assets including restricted digital assets and digital assets collateralized ending balance, Value		$ 120,124	$ 33,971
Less restricted digital assets, Quantity	[3]	(351)
Less restricted digital assets, Value	[3]	$ (32,826)
Less digital assets collateralized, Quantity	[4]		(50)
Less digital assets collateralized, Value	[4]		$ (2,101)
Balance of digital assets excluding restricted digital assets and digital assets collateralized, Quantity		934	754
Balance of digital assets excluding restricted digital assets and digital assets collateralized, Value		$ 87,298	$ 31,870

[1]	Management estimates the fair value of BTC earned on a daily basis as the quantity of cryptocurrency received multiplied by the price quoted on Coinbase Prime on the day it was received. Management considers the prices quoted on Coinbase Prime to be a level 1 input under IFRS 13, Fair Value Measurement.
[2]	A portion of the realized gain on disposition of digital assets and the change in unrealized gain on revaluation of digital assets is presented in other comprehensive income after reversing previously recorded revaluation loss on digital assets in the statement of profit or loss. For the year ended December 31, 2024, a gain of $39,120, net of $14,104 of deferred income tax expense, was presented in other comprehensive income (year ended December 31, 2023: a gain of $9,242, net of $3,332 of deferred income tax expense).
[3]	Refer to Note 9 and 14 for details regarding the BTC payment (“BTC Pledged”) to a third party as a deposit of Miners presented as restricted digital assets. As the Company has the right to redeem the BTC Pledged, the ability of the third party to control the asset is limited, and the BTC Pledged does not meet the definition of a sale. Subsequently, in January 2025, the Company exercised the first BTC Installment. Refer to Note 32 for more details.
[4]	Refer to Note 18 for details of the Company’s long-term debt and BTC collateralized. During the first quarter of 2024, the NYDIG Loan balance was fully repaid and the BTC previously collateralized thereunder became unencumbered.